Income/(loss) per Common Share (Details Narrative) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Non-Tradable Placement Agent Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	107,143
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities		72,500
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities		1,592,465
Warrants exercise price		$ 5.60